Employee Compensation	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Employee Compensation
Note
9
: Employee Compensation
Stock Options
We did not grant any stock options during the three months ended April 30, 2020 and 2019. During the six months ended April 30, 2020, we granted a total of 976,087 stock options (931,047
stock options during the six months ended April 30, 2019). The weighted-average fair value of options granted during the six months ended April 30, 2020 was
$9.46 per option ($10.23 per option for the six months ended April 30, 2019).
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the six months ended	April 30, 2020	April 30, 2019
Expected dividend yield	4.3%	5.7%
Expected share price volatility	15.4%	20.0% - 20.1%
Risk-free rate of return	1.9% - 2.0%	2.5%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	101.47	89.90
  Changes to the input assumptions can result in different fair value estimates.
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
Current service cost	63	48	3	3
Net interest (income) expense on net defined benefit (asset) liability	-	(4)	8	9
Administrative expenses	1	1	-	-
Benefits expense	64	45	11	12
Canada and Quebec pension plan expense	29	26	-	-
Defined contribution expense	37	36	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	130	107	11	12

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the six months ended	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
Current service cost	125	96	6	5
Net interest (income) expense on net defined benefit (asset) liability	-	(9)	16	19
Past service income	-	(5)	-	-
Administrative expenses	2	2	-	-
Benefits expense	127	84	22	24
Canada and Quebec pension plan expense	53	47	-	-
Defined contribution expense	98	90	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	278	221	22	24